UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended February 29, 2008

Total Return for the 6 Months Ended February 29, 2008

Class A	Class B	Class C	Class D	S&P 500®1	Lipper S&P 500 Objective Funds Index[2]
−9.08%	−9.41%	−9.41%	−8.95%	−8.79%	−8.91%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Credit market woes initiated by the collapse of the subprime mortgage market and the increasing probability of recession led to turbulent market conditions in the six-month period ended February 29, 2008. In the third quarter of 2007, credit standards tightened significantly after rising home foreclosures led to a crisis in the subprime mortgage market. This event triggered additional financial crises, as mortgage lenders declared bankruptcy, high profile hedge funds imploded, and large financial institutions declared multi-billion dollar losses in investments related to mortgage securities. Economic data in the U.S. also began to signal trouble, and inflationary pressures were growing. Gross domestic product (GDP) growth slowed to 0.6 percent in the fourth quarter, down from 4.9 percent in the third quarter. With the housing market still contracting, weak manufacturing and employment data, rising commodity prices for food and energy, and a falling U.S. dollar, many investors adopted a much more pessimistic outlook and the stock market stayed volatile throughout the period. The Federal Open Market Committee (the ‘‘Fed’’) responded by lowering its target federal funds rate and taking other steps to boost liquidity in the credit market. The federal government also looked to aid the economy by providing an economic stimulus plan to bolster consumer spending. Nonetheless, the probability of recession appeared very high going into the end of the period.

Performance Analysis

All share classes of Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® and the Lipper S&P 500 Objective Funds Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

The materials, energy and consumer staples sectors were the only sectors with positive returns during the period for the Fund and the S&P 500. The materials and energy sectors continued to perform well because their profits are driven by the underlying commodity prices of their raw materials (metals or oil, for example), which continued to advance during the period. The consumer staples sector benefited from renewed investor interest in stocks with ‘‘defensive’’ characteristics; that is, stocks that may be more resilient in an economic downturn.

Areas of weakness for the Fund and the S&P 500 included the financials, telecommunication services and consumer discretionary sectors. The financials sector suffered from a range of woes deriving from the credit crisis, turmoil in the mortgage securities market, declining real estate values and volatile financial markets. In telecommunication services, weak performance was driven by several factors, including concerns that a new plan to offer unlimited calling would induce price wars, an analyst downgrade of one of the larger telecom stocks, and investor rotation out of the sector. The consumer discretionary sector was hampered by the reported slowdown in consumer spending, as well as diminished expectations for consumer spending going forward.

Because the S&P 500 is market capitalization weighted (and that the Fund seeks to replicate the performance attributes of the index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the index and the Fund portfolio. As such, the financials, information technology (which represents one of the largest sectors in the Fund and S&P 500) and consumer discretionary sectors detracted most from absolute performance, while energy, materials and consumer staples were the largest contributors for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	4.1%
General Electric Co.	2.9
Microsoft Corp.	1.9
AT&T Inc.	1.8
Procter & Gamble Co. (The)	1.8
Chevron Corp.	1.6
Johnson & Johnson	1.5
Bank of America Corp.	1.5
International Business Machines Corp.	1.3
Altria Group, Inc.	1.3

TOP FIVE INDUSTRIES
Integrated Oil	7.4%
Pharmaceuticals: Major	5.9
Industrial Conglomerates	4.9
Major Banks	4.6
Electric Utilities	3.2

Data as of February 29, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500®. The ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., ‘‘passively’’ manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500. For example, if the common stock of a specific company represents five percent of the S&P 500, the Investment Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and
Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

               Average Annual Total Returns — Period Ended February 29, 2008

	Class A Shares* (since 09/26/97)		Class B Shares** (since 09/26/97)		Class C Shares† (since 09/26/97)		Class D Shares†† (since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	(4.11)%	[3]	(4.81)%	[3]	(4.79)%	[3]	(3.84)%	[3]
	(9.14)	[4]	(9.54)	[4]	(5.73)	[4]	—
5 Years	10.97	[3]	10.13	[3]	10.14	[3]	11.22	[3]
	9.78	[4]	9.86	[4]	10.14	[4]	—
10 Years	3.40	[3]	2.76	[3]	2.62	[3]	3.64	[3]
	2.84	[4]	2.76	[4]	2.62	[4]	—
Since Inception	4.34	[3]	3.72	[3]	3.55	[3]	4.57	[3]
	3.80	[4]	3.72	[4]	3.55	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper S&P 500 Objective Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 – 02/29/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/07	02/29/08	09/01/07 – 02/29/08
Class A
Actual (−9.08% return)	$1,000.00	$909.20	$2.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.98	$2.92
Class B
Actual (−9.41% return)	$1,000.00	$905.90	$6.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.72
Class C
Actual (−9.41% return)	$1,000.00	$905.90	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.62
Class D
Actual (−8.95% return)	$1,000.00	$910.50	$1.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.17	$1.71

*	Expenses are equal to the Fund’s annualized expense ratios of 0.59%, 1.34%, 1.32% and 0.34% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 0.68%, 1.43%, 1.41%, and 0.43% for Class A, Class B, Class C and Class D, respectively.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.5%)
	Advertising/Marketing Services (0.2%)
38,090	Interpublic Group of Companies, Inc. (The)*	$328,336
26,410	Omnicom Group, Inc.	1,179,735
		1,508,071
	Aerospace & Defense (2.0%)
62,630	Boeing Co.	5,185,138
32,510	General Dynamics Corp.	2,660,944
10,090	Goodrich Corp.	597,631
10,160	L-3 Communications Holdings, Inc.	1,079,906
28,040	Lockheed Martin Corp.	2,893,728
27,340	Northrop Grumman Corp.	2,149,197
11,160	Precision Castparts Corp.	1,231,952
34,690	Raytheon Co.	2,249,300
13,160	Rockwell Collins, Inc.	775,124
		18,822,920
	Agricultural Commodities/ Milling (0.2%)
51,950	Archer-Daniels-Midland Co.	2,342,945
	Air Freight/Couriers (1.0%)
13,720	C.H. Robinson Worldwide, Inc.	696,564
17,220	Expeditors International of Washington, Inc.	677,090
24,990	FedEx Corp.	2,202,369
84,910	United Parcel Service, Inc. (Class B)	5,964,078
		9,540,101
	Airlines (0.1%)
59,310	Southwest Airlines Co.	727,141
	Aluminum (0.3%)
68,530	Alcoa, Inc.	2,545,204
	Apparel/Footwear (0.4%)
29,750	Coach, Inc.*	902,020
6,890	Jones Apparel Group, Inc.	97,218
8,040	Liz Claiborne, Inc.	142,951
31,030	Nike, Inc. (Class B)	1,868,006
4,760	Polo Ralph Lauren Corp.	296,024
7,110	V.F. Corp.	540,644
		3,846,863
	Apparel/Footwear Retail (0.4%)
6,960	Abercrombie & Fitch Co. (Class A)	$539,609
37,630	Gap, Inc. (The)	758,997
25,110	Limited Brands, Inc.	382,927
15,190	Nordstrom, Inc.	562,486
35,310	TJX Companies, Inc. (The)	1,129,920
		3,373,939
	Auto Parts: O.E.M. (0.3%)
11,840	Eaton Corp.	954,659
47,980	Johnson Controls, Inc.	1,576,623
1	WABCO Holdings, Inc.	42
		2,531,324
	Automotive Aftermarket (0.1%)
19,380	Goodyear Tire & Rubber Co. (The)*	525,198
	Beverages: Alcoholic (0.4%)
59,300	Anheuser-Busch Companies, Inc.	2,792,437
6,980	Brown-Forman Corp. (Class B)	445,115
15,670	Constellation Brands Inc. (Class A)*	301,021
11,040	Molson Coors Brewing Co. (Class B)	595,718
		4,134,291
	Beverages: Non-Alcoholic (2.0%)
160,590	Coca-Cola Co. (The)	9,388,091
23,130	Coca-Cola Enterprises Inc.	565,066
11,210	Pepsi Bottling Group, Inc. (The)	381,252
130,070	PepsiCo, Inc.	9,047,669
		19,382,078
	Biotechnology (1.3%)
87,890	Amgen Inc.*	4,000,753
23,611	Biogen Idec Inc.*	1,377,938
31,180	Celgene Corp.*	1,757,616
21,490	Genzyme Corp.*	1,524,071
75,210	Gilead Sciences, Inc.*	3,558,937
4,425	Millipore Corp.*	309,308
		12,528,623

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.1%)
40,230	Clear Channel Communications, Inc.	$1,287,360
	Building Products (0.1%)
29,800	Masco Corp.	556,962
13,850	Trane, Inc.	623,943
		1,180,905
	Cable/Satellite TV (0.7%)
248,320	Comcast Corp. (Class A)*	4,852,173
58,010	DIRECTV Group, Inc. (The)*	1,453,150
		6,305,323
	Casino/Gaming (0.1%)
25,490	International Game Technology	1,150,874
	Chemicals: Agricultural (0.5%)
44,180	Monsanto Co.	5,110,742
	Chemicals: Major Diversified (0.8%)
76,310	Dow Chemical Co. (The)	2,876,124
72,650	Du Pont (E.I.) de Nemours & Co.	3,372,413
6,550	Eastman Chemical Co.	431,056
9,340	Hercules Inc.	171,109
10,130	Rohm & Haas Co.	543,069
		7,393,771
	Chemicals: Specialty (0.5%)
17,400	Air Products & Chemicals, Inc.	1,589,142
4,585	Ashland Inc.	202,519
25,530	Praxair, Inc.	2,049,548
10,510	Sigma-Aldrich Corp.	578,260
		4,419,469
	Coal (0.2%)
14,660	CONSOL Energy, Inc.	1,113,867
21,400	Peabody Energy Corp.	1,211,668
		2,325,535
	Commercial Printing/Forms (0.1%)
17,340	Donnelley (R.R.) & Sons Co.	551,932
	Computer Communications (1.4%)
490,240	Cisco Systems, Inc.*	11,947,149
42,158	Juniper Networks, Inc.*	1,130,677
11,060	QLogic Corp.*	175,301
		13,253,127
	Computer Peripherals (0.4%)
169,540	EMC Corp.*	$2,634,652
7,650	Lexmark International, Inc. (Class A)*	252,679
27,810	Network Appliance, Inc.*	601,252
45,128	Seagate Technology Inc. (Escrow) (a)*	0
		3,488,583
	Computer Processing Hardware (2.5%)
70,750	Apple Inc.*	8,845,165
181,080	Dell Inc.*	3,594,438
208,320	Hewlett-Packard Co.	9,951,446
66,950	Sun Microsytems*	1,097,980
		23,489,029
	Construction Materials (0.1%)
8,740	Vulcan Materials Co.	612,674
	Containers/Packaging (0.1%)
8,120	Ball Corp.	358,092
8,120	Bemis Company, Inc.	201,538
10,540	Pactiv Corp.*	266,873
13,050	Sealed Air Corp.	315,941
		1,142,444
	Contract Drilling (0.7%)
11,710	ENSCO International Inc.	700,726
22,890	Nabors Industries, Ltd. (Bermuda)*	721,722
21,660	Noble Corp. (Cayman Islands)	1,064,589
9,063	Rowan Companies, Inc.	365,330
25,565	Transocean Inc. (Cayman Islands)	3,592,118
		6,444,485
	Data Processing Services (0.7%)
8,165	Affiliated Computer Services, Inc. (Class A)*	414,374
42,520	Automatic Data Processing, Inc.	1,698,674
14,060	Computer Sciences Corp.*	610,907
10,520	Convergys Corp.*	151,909
13,790	Fidelity National Information Services, Inc.	572,147
13,300	Fiserv, Inc.*	699,846

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
26,950	Paychex, Inc.	$847,847
16,400	Total System Services, Inc.	364,572
60,680	Western Union Co.	1,262,144
		6,622,420
	Department Stores (0.3%)
4,620	Dillard’s, Inc. (Class A)	68,330
25,350	Kohl’s Corp.*	1,126,554
34,990	Macy’s, Inc.	863,553
17,920	Penney (J.C.) Co., Inc.	828,083
		2,886,520
	Discount Stores (1.7%)
7,310	Big Lots, Inc.*	123,174
35,080	Costco Wholesale Corp.	2,172,154
11,350	Family Dollar Stores, Inc.	217,352
5,890	Sears Holdings Corp.*	563,202
67,140	Target Corp.	3,532,235
190,930	Wal-Mart Stores, Inc.	9,468,219
		16,076,336
	Drugstore Chains (0.8%)
119,340	CVS Caremark Corp.	4,818,949
80,130	Walgreen Co.	2,925,546
		7,744,495
	Electric Utilities (3.2%)
54,080	AES Corp. (The)*	972,358
13,430	Allegheny Energy, Inc.*	680,498
16,810	Ameren Corp.	717,787
32,320	American Electric Power Co., Inc.	1,322,534
25,960	CenterPoint Energy, Inc.	381,093
18,190	CMS Energy Corp.	261,754
21,940	Consolidated Edison, Inc.	897,126
14,600	Constellation Energy Group	1,289,910
47,260	Dominion Resources, Inc.	1,887,564
13,230	DTE Energy Co.	526,686
101,900	Duke Energy Corp.	1,787,326
26,330	Edison International	1,300,702
15,710	Entergy Corp.	1,614,045
53,330	Exelon Corp.	3,991,751
24,630	FirstEnergy Corp.	1,664,742
32,890	FPL Group, Inc.	1,982,938
6,232	Integrys Energy Group, Inc.	286,236
16,180	Pepco Holdings, Inc.	408,869
28,610	PG&E Corp.	1,077,453
8,110	Pinnacle West Capital Corp.	$288,311
30,070	PPL Corp.	1,364,577
20,940	Progress Energy, Inc.	877,595
41,100	Public Service Enterprise Group Inc.	1,812,510
61,370	Southern Co. (The)	2,119,106
17,020	TECO Energy, Inc.	254,960
33,930	Xcel Energy, Inc.	672,493
		30,440,924
	Electrical Products (0.4%)
14,550	Cooper Industries Ltd. (Class A) (Bermuda)	610,081
63,610	Emerson Electric Co.	3,241,566
11,440	Molex Inc.	257,743
		4,109,390
	Electronic Components (0.4%)
16,810	Jabil Circuit, Inc.	217,185
18,458	MEMC Electronic Materials, Inc.*	1,407,976
18,440	SanDisk Corp.*	434,262
40,180	Tyco Electronics Ltd. (Bermuda)	1,321,922
		3,381,345
	Electronic Equipment/ Instruments (0.3%)
31,230	Agilent Technologies, Inc.*	955,950
17,730	JDS Uniphase Corp.*	233,149
12,060	Rockwell Automation, Inc.	659,803
74,700	Xerox Corp.*	1,098,090
		2,946,992
	Electronic Production Equipment (0.3%)
111,360	Applied Materials, Inc.	2,134,771
14,720	KLA-Tencor Corp.	618,387
9,380	Novellus Systems, Inc.*	207,110
14,030	Teradyne, Inc.*	168,220
		3,128,488
	Electronics/Appliance Stores (0.2%)
28,360	Best Buy Co., Inc.	1,219,764
13,620	Circuit City Stores – Circuit City Group	60,200
10,590	RadioShack Corp.	184,796
		1,464,760

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances (0.1%)
23,270	Eastman Kodak Co.	$395,125
4,960	Harman International Industries, Inc.	204,352
6,250	Whirlpool Corp.	527,312
		1,126,789
	Engineering & Construction (0.2%)
7,242	Fluor Corp.	1,008,448
9,834	Jacobs Engineering Group, Inc.*	789,572
		1,798,020
	Environmental Services (0.2%)
23,400	Allied Waste Industries, Inc.*	241,956
41,080	Waste Management, Inc.	1,348,656
		1,590,612
	Finance/Rental/Leasing (0.8%)
15,412	American Capital Strategies, Ltd.	559,301
31,580	Capital One Financial Corp.	1,453,627
15,320	CIT Group, Inc.	340,410
46,760	Countrywide Financial Corp.	295,056
38,590	Discover Financial Services	582,323
79,040	Fannie Mae	2,185,456
53,460	Freddie Mac	1,346,123
4,690	Ryder System, Inc.	270,191
43,950	SLM Corp.	861,860
		7,894,347
	Financial Conglomerates (3.1%)
94,490	American Express Co.	3,996,927
403,400	Citigroup, Inc.	9,564,614
271,420	JPMorgan Chase & Co.	11,033,223
13,660	Leucadia National Corp.*	618,252
21,140	Principal Financial Group, Inc.	1,167,562
36,690	Prudential Financial, Inc.	2,677,269
		29,057,847
	Financial Publishing/ Services (0.2%)
10,650	Equifax, Inc.	364,443
26,580	McGraw-Hill Companies, Inc. (The)	1,087,919
17,330	Moody’s Corp.	658,193
		2,110,555
	Food Distributors (0.1%)
49,140	SYSCO Corp.	$1,378,868
	Food Retail (0.3%)
55,040	Kroger Co. (The)	1,334,720
35,750	Safeway Inc.	1,027,455
17,080	SUPERVALU, Inc.	448,350
11,260	Whole Foods Market, Inc.	395,789
		3,206,314
	Food: Major Diversified (1.0%)
17,980	Campbell Soup Co.	580,574
39,370	ConAgra Foods Inc.	870,077
27,280	General Mills, Inc.	1,527,407
25,610	Heinz (H.J.) Co.	1,129,657
21,330	Kellogg Co.	1,081,858
125,020	Kraft Foods Inc. (Class A)	3,896,873
58,520	Sara Lee Corp.	739,108
		9,825,554
	Food: Meat/Fish/Dairy (0.1%)
10,622	Dean Foods Co.	228,585
22,130	Tyson Foods, Inc. (Class A)	318,893
		547,478
	Food: Specialty/Candy (0.2%)
13,580	Hershey Foods Co. (The)	503,546
10,320	McCormick & Co., Inc. (Non-Voting)	355,524
17,600	Wrigley (Wm.) Jr. Co.	1,053,536
		1,912,606
	Forest Products (0.1%)
16,930	Weyerhaeuser Co.	1,036,116
	Gas Distributors (0.4%)
40,060	Dynegy, Inc. (Class A)*	296,444
3,700	Nicor Inc.	126,170
22,150	NiSource, Inc.	380,758
13,960	Questar Corp.	771,290
21,120	Sempra Energy	1,122,106
51,090	Spectra Energy Corp.	1,180,690
		3,877,458
	Home Building (0.1%)
9,838	Centex Corp.	218,305
22,409	D.R. Horton, Inc.	314,398
6,313	KB Home	151,070

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
11,260	Lennar Corp. (Class A)	$209,549
17,170	Pulte Homes, Inc.	232,482
		1,125,804
	Home Furnishings (0.1%)
13,750	Leggett & Platt, Inc.	229,625
22,658	Newell Rubbermaid, Inc.	514,337
		743,962
	Home Improvement Chains (0.7%)
136,370	Home Depot, Inc. (The)	3,620,623
118,180	Lowe’s Companies, Inc.	2,832,775
8,420	Sherwin-Williams Co.	435,988
		6,889,386
	Hospital/Nursing Management (0.0%)
38,310	Tenet Healthcare Corp.*	184,271
	Hotels/Resorts/Cruiselines (0.4%)
35,300	Carnival Corp (Panama) (Units)†	1,389,055
25,260	Marriott International, Inc. (Class A)	861,366
16,090	Starwood Hotels & Resorts Worldwide, Inc.	761,540
14,380	Wyndham Worldwide Corp.*	318,804
		3,330,765
	Household/Personal Care (2.6%)
34,670	Avon Products, Inc.	1,319,540
11,190	Clorox Co. (The)	651,146
41,190	Colgate-Palmolive Co.	3,134,147
9,200	Estee Lauder Companies, Inc. (The) (Class A)	391,736
6,570	International Flavors & Fragrances, Inc.	283,364
34,190	Kimberly-Clark Corp.	2,228,504
250,950	Procter & Gamble Co. (The)	16,607,871
		24,616,308
	Industrial Conglomerates (5.0%)
57,630	3M Co.	4,518,192
20,460	Danaher Corp.	1,517,109
816,620	General Electric Co.	27,062,787
60,340	Honeywell International, Inc.	3,471,963
22,010	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	$921,338
14,650	ITT Corp.	823,916
20,140	Textron, Inc.	1,090,984
39,980	Tyco International Ltd. (Bermuda)	1,601,599
79,880	United Technologies Corp.	5,632,339
		46,640,227
	Industrial Machinery (0.3%)
33,400	Illinois Tool Works Inc.	1,638,938
13,590	Parker Hannifin Corp.	878,322
		2,517,260
	Industrial Specialties (0.2%)
14,110	Ecolab Inc.	660,207
13,230	PPG Industries, Inc.	819,995
		1,480,202
	Information Technology Services (1.6%)
15,330	Citrix Systems, Inc.*	504,817
23,460	Cognizant Technology Solutions Corp. (Class A)*	708,727
41,380	Electronic Data Systems Corp.	716,701
111,340	International Business Machines Corp.	12,677,172
14,630	Teradata Corp*	369,115
28,100	Unisys Corp.*	116,053
		15,092,585
	Insurance Brokers/Services (0.2%)
23,720	AON Corp.	986,989
42,030	Marsh & McLennan Companies, Inc.	1,070,504
		2,057,493
	Integrated Oil (7.4%)
170,610	Chevron Corp.	14,785,063
129,250	ConocoPhillips	10,690,267
441,480	Exxon Mobil Corp.	38,413,175
22,460	Hess Corp.	2,092,823
57,390	Marathon Oil Corp.	3,050,852
15,200	Murphy Oil Corp.	1,221,776
		70,253,956

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet Retail (0.3%)
24,830	Amazon.com, Inc.*	$1,600,790
12,850	Gamestop Corp (Class A)*	544,326
14,900	IAC/InterActiveCorp.*	296,510
		2,441,626
	Internet Software/Services (1.4%)
13,430	Akamai Technologies, Inc.*	472,199
18,710	Google Inc. (Class A)*	8,815,778
17,850	VeriSign, Inc.*	621,180
107,990	Yahoo! Inc.*	2,999,962
		12,909,119
	Investment Banks/Brokers (2.4%)
18,740	Ameriprise Financial, Inc.	948,993
9,330	Bear Stearns Companies, Inc. (The)	745,094
75,690	Charles Schwab Corp. (The)	1,484,281
4,357	CME Group, Inc.	2,236,448
34,240	E*TRADE Group, Inc.*	146,205
32,130	Goldman Sachs Group, Inc. (The)	5,450,212
5,681	Intercontinental Exchange, Inc.*	740,234
42,830	Lehman Brothers Holdings Inc.	2,183,902
69,170	Merrill Lynch & Co., Inc.	3,428,065
85,750	Morgan Stanley (Note 4)	3,611,790
21,410	NYSE Euronext	1,405,995
		22,381,219
	Investment Managers (0.6%)
6,990	Federated Investors, Inc. (Class B)	283,654
13,070	Franklin Resources, Inc.	1,233,416
12,400	Janus Capital Group, Inc.	300,328
10,888	Legg Mason, Inc.	719,044
21,340	Price (T.) Rowe Group, Inc.	1,078,310
31,210	State Street Corp.	2,451,545
		6,066,297
	Life/Health Insurance (1.0%)
39,420	AFLAC, Inc.	2,460,202
35,440	Genworth Financial Inc. (Class A)	821,499
21,750	Lincoln National Corp.	1,111,643
59,840	MetLife, Inc.	$3,486,278
7,450	Torchmark Corp.	448,937
29,160	UnumProvident Corp.	668,056
		8,996,615
	Major Banks (4.6%)
358,630	Bank of America Corp.	14,251,956
92,010	Bank of New York Mellon Corp.	4,036,479
44,400	BB&T Corp.	1,382,172
12,200	Comerica, Inc.	442,128
29,570	Huntington Bancshares, Inc.	361,345
31,410	KeyCorp	692,591
51,200	National City Corp.	812,032
28,250	PNC Financial Services Group, Inc.	1,735,398
56,170	Regions Financial Corp.	1,190,804
28,220	SunTrust Banks, Inc.	1,640,429
139,520	U.S. Bancorp	4,467,430
159,620	Wachovia Corp.	4,887,564
272,660	Wells Fargo & Co.	7,969,852
		43,870,180
	Major Telecommunications (3.0%)
490,060	AT&T Inc.	17,068,790
12,350	Embarq Corp.	517,959
229,810	Sprint Nextel Corp.	1,633,949
233,550	Verizon Communications, Inc.	8,482,536
		27,703,234
	Managed Health Care (1.3%)
40,430	Aetna, Inc.	2,005,328
22,560	CIGNA Corp.	1,005,725
12,510	Coventry Health Care, Inc.*	648,894
13,690	Humana, Inc.*	935,438
104,410	UnitedHealth Group Inc.	4,852,977
46,170	WellPoint Inc.*	3,235,593
		12,683,955
	Media Conglomerates (1.7%)
55,350	CBS Corp. (Class B)	1,263,087
153,810	Disney (Walt) Co. (The)	4,984,982
186,920	News Corp. (Class A)	3,441,197
292,070	Time Warner, Inc.	4,559,213
53,030	Viacom Inc. (Class B)*	2,107,943
		16,356,422

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Distributors (0.4%)
13,570	AmerisourceBergen Corp.	$566,140
29,220	Cardinal Health, Inc.	1,728,071
23,380	McKesson Corp.	1,373,809
11,300	Patterson Companies, Inc.*	397,760
		4,065,780
	Medical Specialties (2.3%)
13,590	Applera Corp. – Applied Biosystems Group	458,119
8,230	Bard (C.R.), Inc.	780,122
51,240	Baxter International, Inc.	3,024,185
19,710	Becton, Dickinson & Co.	1,782,178
108,420	Boston Scientific Corp.*	1,365,008
40,230	Covidien Ltd.	1,721,442
12,730	Hospira, Inc.*	541,789
91,360	Medtronic, Inc.	4,509,529
9,910	Pall Corp.	390,157
9,580	PerkinElmer, Inc.	237,775
27,660	St. Jude Medical, Inc.*	1,188,827
19,240	Stryker Corp.	1,252,716
34,090	Thermo Fisher Scientific, Inc.*	1,906,654
10,110	Varian Medical Systems, Inc.*	530,269
8,185	Waters Corp.*	487,908
18,970	Zimmer Holdings, Inc.*	1,428,251
		21,604,929
	Miscellaneous Commercial Services (0.0%)
10,910	Cintas Corp.	313,990
	Miscellaneous Manufacturing (0.1%)
16,060	Dover Corp.	666,651
	Motor Vehicles (0.3%)
170,510	Ford Motor Co.*	1,113,430
45,730	General Motors Corp.	1,064,594
19,510	Harley-Davidson, Inc.	724,992
		2,903,016
	Multi-Line Insurance (1.4%)
204,940	American International Group, Inc.	9,603,488
25,360	Hartford Financial Services Group, Inc. (The)	1,772,664
35,520	Loews Corp.	$1,486,157
7,640	SAFECO Corp.*	353,426
		13,215,735
	Office Equipment/Supplies (0.1%)
8,600	Avery Dennison Corp.	441,352
17,530	Pitney Bowes Inc.	627,223
		1,068,575
	Oil & Gas Pipelines (0.3%)
56,600	El Paso Corp.	922,580
47,960	Williams Companies, Inc. (The)	1,727,519
		2,650,099
	Oil & Gas Production (2.4%)
37,680	Anadarko Petroleum Corp.	2,401,723
26,760	Apache Corp.	3,069,640
36,700	Chesapeake Energy Corp.	1,659,574
35,950	Devon Energy Corp.	3,692,784
19,880	EOG Resources, Inc.	2,365,521
13,870	Noble Energy, Inc.	1,073,538
66,950	Occidental Petroleum Corp.	5,179,921
12,060	Range Resources Corp.	737,831
39,069	XTO Energy, Inc.	2,410,948
		22,591,480
	Oil Refining/Marketing (0.4%)
9,500	Sunoco, Inc.	580,260
11,070	Tesoro Corp.	411,140
44,480	Valero Energy Corp.	2,569,609
		3,561,009
	Oilfield Services/Equipment (2.0%)
25,710	Baker Hughes Inc.	1,730,026
23,660	BJ Services Co.	613,740
18,000	Cameron International Corp.*	764,640
71,200	Halliburton Co.	2,726,960
28,820	National-Oilwell Varco, Inc.*	1,795,486
96,630	Schlumberger Ltd. (Netherlands Antilles)	8,353,664
16,190	Smith International, Inc.	1,020,456
27,250	Weatherford International Ltd. (Bermuda)*	1,878,070
		18,883,042

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Services (0.4%)
11,050	Apollo Group, Inc. (Class A)*	$678,249
26,260	Block (H&R), Inc.	489,749
91,870	eBay Inc.*	2,421,693
16,757	Expedia, Inc.*	384,238
		3,973,929
	Other Consumer Specialties (0.1%)
12,340	Fortune Brands, Inc.	801,853
	Other Metals/Minerals (0.0%)
7,080	Titanium Metals Corp.	145,990
	Packaged Software (3.1%)
46,360	Adobe Systems, Inc.*	1,560,014
18,660	Autodesk, Inc.*	580,139
15,820	BMC Software, Inc.*	510,670
31,660	CA Inc.	724,381
23,130	Compuware Corp.*	184,115
26,880	Intuit Inc.*	713,933
650,120	Microsoft Corp.	17,696,266
28,270	Novell, Inc.*	210,612
318,640	Oracle Corp.*	5,990,432
70,080	Symantec Corp.*	1,180,147
		29,350,709
	Personnel Services (0.1%)
10,340	Monster Worldwide Inc.*	274,941
13,010	Robert Half International, Inc.	350,619
		625,560
	Pharmaceuticals: Generic Drugs (0.1%)
8,792	Barr Pharmaceuticals Inc.*	414,543
24,430	Mylan Laboratories, Inc.	289,251
8,406	Watson Pharmaceuticals, Inc.*	233,771
		937,565
	Pharmaceuticals: Major (6.0%)
124,860	Abbott Laboratories	6,686,253
159,870	Bristol-Myers Squibb Co.	3,614,661
231,240	Johnson & Johnson	14,327,630
79,740	Lilly (Eli) & Co.	3,988,595
175,880	Merck & Co., Inc.	7,791,484
551,880	Pfizer, Inc.	12,295,886
130,880	Schering-Plough Corp.	$2,840,096
108,210	Wyeth	4,720,120
		56,264,725
	Pharmaceuticals: Other (0.3%)
24,800	Allergan, Inc.	1,468,904
25,200	Forest Laboratories, Inc.*	1,002,204
19,750	King Pharmaceuticals, Inc.*	209,350
		2,680,458
	Precious Metals (0.5%)
30,860	Freeport-McMoRan Copper & Gold, Inc.	3,112,540
36,510	Newmont Mining Corp.	1,868,217
		4,980,757
	Property – Casualty Insurers (1.0%)
26,630	ACE Ltd. (Cayman Islands)	1,497,671
46,120	Allstate Corp. (The)	2,201,308
31,010	Chubb Corp. (The)	1,578,409
13,410	Cincinnati Financial Corp.	498,450
56,410	Progressive Corp. (The)	1,033,995
52,110	Travelers Companies, Inc. (The)	2,418,425
14,400	XL Capital Ltd. (Class A) (Cayman Islands)	519,264
		9,747,522
	Publishing: Books/ Magazines (0.0%)
3,156	Meredith Corp.	136,813
	Publishing: Newspapers (0.2%)
18,760	Gannett Co., Inc.	565,614
11,620	New York Times Co. (The) (Class A)	216,481
7,240	Scripps (E.W.) Co. (Class A)	302,415
500	Washington Post Co. (The) (Class B)	362,000
		1,446,510
	Pulp & Paper (0.2%)
34,600	International Paper Co.	1,096,820
14,930	MeadWestvaco Corp.	383,104
		1,479,924

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Railroads (0.9%)
24,080	Burlington Northern Santa Fe Corp.	$2,113,742
33,970	CSX Corp.	1,648,224
31,290	Norfolk Southern Corp.	1,654,928
21,220	Union Pacific Corp.	2,647,407
		8,064,301
	Real Estate Development (0.0%)
15,990	CB Richard Ellis Group, Inc. (Class A)*	320,759
	Real Estate Investment Trusts (1.0%)
8,059	Apartment Investment & Management Co. (Class A)	277,632
6,360	AvalonBay Communities, Inc.	587,855
9,640	Boston Properties, Inc.	830,679
9,930	Developers Diversified Realty Corp.	382,901
21,900	Equity Residential	836,142
19,700	General Growth Properties, Inc	695,607
42,210	Host Hotels & Resorts Inc.	683,380
20,420	Kimco Realty Corp.	689,583
13,920	Plum Creek Timber Co., Inc.	566,405
20,810	ProLogis	1,121,243
10,060	Public Storage, Inc.	818,481
18,020	Simon Property Group, Inc.	1,510,076
10,830	Vornado Realty Trust	904,955
		9,904,939
	Recreational Products (0.2%)
7,110	Brunswick Corp.	115,822
25,507	Electronic Arts Inc.*	1,206,226
11,880	Hasbro, Inc.	306,148
29,640	Mattel, Inc.	572,645
		2,200,841
	Regional Banks (0.4%)
15,765	Commerce Bancorp, Inc.	595,602
43,040	Fifth Third Bancorp	985,616
10,210	First Horizon National Corp.	165,810
6,040	M&T Bank Corp.	495,763
20,790	Marshall & Ilsley Corp	482,328
15,460	Northern Trust Corp.	$1,045,560
8,822	Zions Bancorporation	421,251
		4,191,930
	Restaurants (0.9%)
11,470	Darden Restaurants, Inc.	353,620
95,570	McDonald’s Corp.	5,171,293
59,020	Starbucks Corp.*	1,060,589
7,060	Wendy’s International, Inc.	171,417
41,100	Yum! Brands, Inc.	1,415,895
		8,172,814
	Savings Banks (0.2%)
42,050	Hudson City Bancorp, Inc.	667,334
29,120	Sovereign Bancorp, Inc.	321,194
70,200	Washington Mutual, Inc.	1,038,960
		2,027,488
	Semiconductors (2.0%)
48,780	Advanced Micro Devices, Inc.*	351,704
27,140	Altera Corp.	464,365
24,510	Analog Devices, Inc.	659,809
38,020	Broadcom Corp. (Class A)*	718,958
472,460	Intel Corp.	9,425,577
18,060	Linear Technology Corp.	500,443
57,040	LSI Logic Corp.*	287,482
17,310	Microchip Technology Inc.	532,802
61,440	Micron Technology, Inc.*	462,029
18,990	National Semiconductor Corp.	312,765
44,890	NVIDIA Corp.*	960,197
112,980	Texas Instruments Inc.	3,384,881
23,760	Xilinx, Inc.	531,274
		18,592,286
	Services to the Health Industry (0.5%)
20,370	Express Scripts, Inc.*	1,203,867
15,680	IMS Health Inc.	352,957
9,310	Laboratory Corp. of America Holdings*	719,756
43,220	Medco Health Solutions Inc.*	1,915,078
12,670	Quest Diagnostics Inc.	603,979
		4,795,637
	Specialty Insurance (0.1%)
8,210	Ambac Financial Group, Inc.	91,459
7,720	Assurant, Inc.	482,886

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
10,150	MBIA Inc.	$131,646
6,610	MGIC Investment Corp.	97,894
		803,885
	Specialty Stores (0.3%)
11,150	AutoNation, Inc.*	162,456
3,570	AutoZone, Inc.*	410,836
21,400	Bed Bath & Beyond Inc.*	606,476
22,050	Office Depot, Inc.*	250,709
6,178	OfficeMax Inc.	131,406
57,140	Staples, Inc.	1,271,365
10,960	Tiffany & Co.	412,534
		3,245,782
	Specialty Telecommunications (0.3%)
32,700	American Tower Corp. (Class A)*	1,256,988
8,920	CenturyTel, Inc.	322,815
26,490	Citizens Communications Co.	284,503
126,880	Qwest Communications International, Inc.*	685,152
38,550	Windstream Corp.	453,348
		3,002,806
	Steel (0.3%)
8,260	Allegheny Technologies, Inc.	638,911
23,270	Nucor Corp.	1,502,544
9,540	United States Steel Corp.	1,034,613
		3,176,068
	Telecommunication Equipment (1.1%)
6,950	Ciena Corp.*	179,519
127,330	Corning Inc.	2,957,876
184,580	Motorola, Inc.	1,840,263
132,230	QUALCOMM, Inc.	5,602,585
35,490	Tellabs, Inc.*	233,524
		10,813,767
	Tobacco (1.5%)
170,200	Altria Group, Inc.	12,448,428
13,830	Reynolds American, Inc.	881,248
12,660	UST, Inc.	687,311
		14,016,987
	Tools/Hardware (0.1%)
5,050	Black & Decker Corp.	$347,289
4,751	Snap-On, Inc.	237,170
6,732	Stanley Works (The)	326,771
		911,230
	Trucks/Construction/Farm Machinery (1.0%)
51,390	Caterpillar Inc.	3,717,039
16,500	Cummins Inc.	831,270
35,860	Deere & Co.	3,055,631
10,490	Manitowoc Co., Inc.	427,363
29,760	PACCAR, Inc.	1,290,989
8,357	Terex Corp.*	563,680
		9,885,972
	Wholesale Distributors (0.1%)
13,570	Genuine Parts Co.	559,763
5,524	Grainger (W.W.), Inc.	406,898
		966,661
	Total Common Stocks
	(Cost $770,246,201)	941,660,845
NUMBER OF WARRANTS
	Warrants (0.0%)
	Aerospace & Defense
317	Raytheon Co (expire 06/16/11) (Cost $3,867)*	9,031
NUMBER OF SHARES (000)
	Short-Term Investment (b) (0.4%)
	Investment Company
3,837	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $3,836,660)	3,836,660

Total Investments (Cost $774,086,278) (c)(d)	99.9%	945,506,536
Other Assets in Excess of Liabilities	0.1	438,572
Net Assets	100.0%	$945,945,108

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $324,000.
†	Consist of one or more class of securities traded as a unit: stocks with attached trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	Securities have been designated as collateral in an amount equal to $5,666,850, in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $285,633,479 and the aggregate gross unrealized depreciation is $114,213,671, resulting in net unrealized appreciation of $171,419,808.

Futures Contracts Open at August 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
90	Long	S&P 500 Index E-Mini March 2008	$5,990,850	$(215,556)

Summary of Investments

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$160,536,256	17.0%
Energy Minerals	98,731,980	10.4
Electronic Technology	97,925,568	10.4
Health Technology	94,016,300	9.9
Consumer Non-Durables	78,282,165	8.3
Producer Manufacturing	68,600,304	7.3
Technology Services	63,974,833	6.8
Retail Trade	47,329,158	5.0
Consumer Services	42,160,810	4.5
Utilities	34,318,382	3.6
Industrial Services	31,366,258	3.3
Communications	30,706,040	3.2
Process Industries	23,369,497	2.5
Transportation	18,331,543	1.9
Health Services	17,663,863	1.9
Non-Energy Minerals	12,496,809	1.3
Consumer Durables	10,338,693	1.1
Distribution Services	6,411,309	0.7
Commercial Services	5,110,108	0.5
Investment Company	3,836,660	0.4
	$945,506,536	100.0%

*	Does not include open long futures contracts with an underlying face amount of $5,990,850 with total unrealized depreciation of $215,556.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $767,173,701)	$938,058,086
Investment in affiliate, at value (cost $6,913,027)	7,448,450
Cash	216,878
Receivable for:
Dividends	2,171,684
Shares of beneficial interest sold	353,842
Dividends from affiliate	27,123
Prepaid expenses and other assets	23,358
Receivable from Distributor	20,126
Total Assets	948,319,547
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,388,354
Distribution fee	414,574
Variation margin	155,250
Transfer agent fee	84,186
Administration fee	61,486
Investment advisory fee	44,466
Accrued expenses and other payables	226,123
Total Liabilities	2,374,439
Net Assets	$945,945,108
Composition of Net Assets:
Paid-in-capital	$836,683,442
Net unrealized appreciation	171,204,253
Accumulated undistributed net investment income	3,926,721
Accumulated net realized accumulated loss	(65,869,308)
Net Assets	$945,945,108
Class A Shares:
Net Assets	$477,726,201
Shares Outstanding (unlimited authorized, $.01 par value)	33,343,034
Net Asset Value Per Share	$14.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.12
Class B Shares:
Net Assets	$274,501,780
Shares Outstanding (unlimited authorized, $.01 par value)	19,655,573
Net Asset Value Per Share	$13.97
Class C Shares:
Net Assets	$111,920,858
Shares Outstanding (unlimited authorized, $.01 par value)	8,058,725
Net Asset Value Per Share	$13.89
Class D Shares:
Net Assets	$81,796,269
Shares Outstanding (unlimited authorized, $.01 par value)	5,657,055
Net Asset Value Per Share	$14.46

Statement of Operations

For the six months ended February 29, 2008 (unaudited)

Net Investment Income:
Income
Dividends	$10,878,920
Dividends from affiliates	438,293
Total Income	11,317,213
Expenses
Distribution fee (Class A shares)	628,708
Distribution fee (Class B shares)	1,687,775
Distribution fee (Class C shares)	617,211
Transfer agent fees and expenses	871,327
Investment advisory fee	639,192
Administration fee	426,128
Shareholder reports and notices	81,665
Professional fees	79,729
Custodian fees	52,362
Registration fees	45,657
Trustees’ fees and expenses	7,199
Other	96,870
Total Expenses	5,233,823
Less: amounts waived/reimbursed	(492,507)
Less: expense offset	(4,078)
Net Expenses	4,737,238
Net Investment Income	6,579,975
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	21,943,924
Investment in affiliate	390,910
Futures contracts	(2,494,392)
Net Realized Gain	19,840,442
Change in Unrealized Appreciation/ Depreciation on:
Investments	(121,203,270)
Investment in affiliate	(2,227,626)
Futures contracts	88,561
Net Change in Unrealized Appreciation/Depreciation	(123,342,335)
Net Loss	(103,501,893)
Net Decrease	$(96,921,918)

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,579,975	$12,116,382
Net realized gain	19,840,442	62,543,767
Net change in unrealized appreciation/depreciation	(123,342,335)	87,371,500
Net Increase (Decrease)	(96,921,918)	162,031,649
Dividends to Shareholders from net investment income
Class A shares	(8,115,403)	(6,681,274)
Class B shares	(2,159,942)	(2,921,671)
Class C shares	(1,058,326)	(1,008,726)
Class D shares	(1,666,374)	(1,688,390)
Total Dividends	(13,000,045)	(12,300,061)
Net decrease from transactions in shares of beneficial interest	(69,715,556)	(240,962,562)
Net Decrease	(179,637,519)	(91,230,974)
Net Assets:
Beginning of period	1,125,582,627	1,216,813,601
End of Period
(Including accumulated undistributed net investment income of $3,926,721 and $10,346,791, respectively)	$945,945,108	$1,125,582,627

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor’s 500 Composite Stock Price Index (the ‘‘S&P 500 Index’’). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.34% of the average daily net assets of the Fund on an annualized basis.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the the average daily net asset of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,100,892 at February 29, 2008.

At February 29, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2008. For the six months ended February 29, 2008, the distribution fee was accrued for Class B shares at an annual rate of 1.00%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $18, $223,369 and $6,356, respectively and received $70,843 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended February 29, 2008, advisory fees paid were reduced by $10,811 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $388,609 for the six months ended February 29, 2008. During the six months ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $58,045,752 and $82,992,180, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2008 aggregated $20,874,174 and $73,146,499, respectively. Included in the aforementioned is a sale of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $680,468, as well as a realized gain of $390,910.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2007 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,015,278	$30,807,627	3,539,296	$54,614,316
Conversion from Class B	1,920,887	30,525,446	6,618,766	102,760,105
Reinvestment of dividends	473,534	7,552,862	412,308	6,291,817
Redeemed	(3,641,317)	(57,124,727)	(9,876,598)	(152,182,616)
Net increase – Class A	768,382	11,761,208	693,772	11,483,622
CLASS B SHARES
Sold	379,757	5,796,612	933,431	13,996,770
Conversion to Class A	(1,977,175)	(30,525,446)	(6,815,658)	(102,760,105)
Reinvestment of dividends	124,336	1,935,914	178,146	2,649,028
Redeemed	(3,149,120)	(47,732,414)	(8,941,083)	(134,090,687)
Net decrease – Class B	(4,622,202)	(70,525,334)	(14,645,164)	(220,204,994)
CLASS C SHARES
Sold	216,736	3,267,334	698,056	10,465,417
Reinvestment of dividends	62,645	969,743	62,857	930,915
Redeemed	(738,182)	(11,184,133)	(1,875,401)	(28,056,828)
Net decrease – Class C	(458,801)	(6,947,056)	(1,114,488)	(16,660,496)
CLASS D SHARES
Sold	156,852	2,482,892	748,417	11,705,728
Reinvestment of dividends	95,394	1,533,941	94,934	1,461,039
Redeemed	(505,431)	(8,021,207)	(1,842,680)	(28,747,461)
Net decrease – Class D	(253,186)	(4,004,374)	(999,329)	(15,580,694)
Net decrease in Fund	(4,565,807)	$(69,715,556)	(16,065,209)	$(240,962,562)

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures (‘‘futures contracts’’) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes;

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.01		$14.17		$13.27	$12.03	$10.97	$9.91
Income (loss) from investment operations:
Net investment income‡	0.12		0.21		0.18	0.19	0.12	0.11
Net realized and unrealized gain (loss)	(1.55)		1.85		0.91	1.23	1.05	1.01
Total income (loss) from investment operations	(1.43)		2.06		1.09	1.42	1.17	1.12
Less dividends from net investment income	(0.25)		(0.22)		(0.19)	(0.18)	(0.11)	(0.06)
Net asset value, end of period	$14.33		$16.01		$14.17	$13.27	$12.03	$10.97
Total Return†.	(9.08)	% (1)	0.15%		8.24%	11.81%	10.70%	11.36%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.59	%(2)(4)	0.58	% (4)	0.62%	0.64%	0.70%	0.70%
Net investment income	1.54	%(2)(4)	1.37	% (4)	1.32%	1.52%	1.03%	1.11%
Supplemental Data:
Net assets, end of period, in millions	$477		$522		$452	$401	$301	$233
Portfolio turnover rate	2	%(1)	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	0.68%	1.44%
August 31, 2007	0.65	1.30
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51
August 31, 2004	0.77	0.96
August 31, 2003	0.82	0.99

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.52		$13.72		$12.83	$11.62	$10.60	$9.60
Income (loss) from investment operations:
Net investment income‡	0.06		0.09		0.07	0.10	0.03	0.03
Net realized and unrealized gain (loss)	(1.51)		1.79		0.87	1.18	1.02	0.97
Total income (loss) from investment operations	(1.45)		1.88		0.94	1.28	1.05	1.00
Less dividends from net investment income	(0.10)		(0.08)		(0.05)	(0.07)	(0.03)	—
Net asset value, end of period	$13.97		$15.52		$13.72	$12.83	$11.62	$10.60
Total Return†	(9.41)	% (1)	13.76%		7.35%	11.04%	9.88%	10.42%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.34	%(2)(4)	1.34	% (4)	1.38%	1.40%	1.46%	1.50%
Net investment income	0.78	%(2)(4)	0.61	% (4)	0.56%	0.76%	0.27%	1.31%
Supplemental Data:
Net assets, end of period, in millions	$274		$377		$534	$815	$1,108	$1,160
Portfolio turnover rate	2	%(1)	3%		4%	2%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	1.43%	0.69%
August 31, 2007	1.41	0.54
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75
August 31, 2004	1.53	0.20
August 31, 2003	1.62	0.19

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.46		$13.70		$12.83	$11.61	$10.60	$9.60
Income (loss) from investment operations:
Net investment income‡	0.06		0.09		0.08	0.10	0.03	0.03
Net realized and unrealized gain (loss)	(1.50)		1.78		0.87	1.20	1.01	0.97
Total income (loss) from investment operations	(1.44)		1.87		0.95	1.30	1.04	1.00
Less dividends from net investment income	(0.13)		(0.11)		(0.08)	(0.08)	(0.03)	—
Net asset value, end of period	$13.89		$15.46		$13.70	$12.83	$11.61	$10.60
Total Return†	(9.41)	% (1)	13.68%		7.45%	11.18%	9.85%	10.42%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.32	%(2)(4)	1.33	% (4)	1.34%	1.34%	1.46%	1.49%
Net investment income	0.80	%(2)(4)	0.62	% (4)	0.60%	0.82%	0.27%	0.32%
Supplemental Data:
Net assets, end of period, in millions	$111		$132		$132	$154	$173	$161
Portfolio turnover rate	2	%(1)	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	1.41%	0.71%
August 31, 2007	1.40	0.55
August 31, 2006	1.38	0.56
August 31, 2005	1.35	0.81
August 31, 2004	1.53	0.20
August 31, 2003	1.61	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003

Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.17		$14.31		$13.40	$12.14	$11.06	$10.00
Income (loss) from investment operations:
Net investment income‡	0.14		0.25		0.21	0.23	0.15	0.13
Net realized and unrealized gain (loss)	(1.56)		1.86		0.92	1.24	1.06	1.02
Total income (loss) from investment operations	(1.42)		2.11		1.13	1.47	1.21	1.15
Less dividends from net investment income	(0.29)		(0.25)		(0.22)	(0.21)	(0.13)	(0.09)
Net asset value, end of period	$14.46		$16.17		$14.31	$13.40	$12.14	$11.06
Total Return†	(8.95)	%(1)	14.86%		8.46%	12.11%	10.97%	11.59%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.34	%(2)(4)	0.34	%(4)	0.38%	0.40%	0.46%	0.50%
Net investment income	1.78	%(2)(4)	1.61	%(4)	1.56%	1.76%	1.27%	1.31%
Supplemental Data:
Net assets, end of period, in millions	$81		$96		$99	$188	$198	$180
Portfolio turnover rate	2	%(1)	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	0.43%	1.69%
August 31, 2007	0.41	1.54
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75
August 31, 2004	0.53	1.20
August 31, 2003	0.62	1.19

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

SPISAN
IU08-02152P-T02/08	MORGAN STANLEY FUNDS
Morgan Stanley S&P 500 Index Fund Semiannual Report February 29, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer April 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer April 17, 2008

3

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan Stanley S&P 500 Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

6

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan Stanley S&P 500 Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

7